LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of maturities of lease liabilities in accordance with leases

	As of December 31,
	2024	2025
	RMB	RMB
2025	18,963	—
2026	24,672	39,630
2027	24,672	35,568
2028	27,139	30,423
2029	27,139	22,313
2030	—	335
Total lease payment	122,585	128,269
Less: imputed interest	(8,112)	(5,950)
Present value of minimum operating lease payments	114,473	122,319
Less: Current operating lease liabilities	(16,103)	(36,764)
Long-term operating lease liabilities	98,370	85,555